7. Restricted cash	12 Months Ended
Dec. 31, 2018
Restricted Cash
Restricted cash

7.   Restricted cash

	12/31/2018	12/31/2017
Deposits in guarantee of letter of credit	100,394	60,423
Escrow deposits (a)	72,089	71,110
Escrow deposits for hedge margin	433,322	-
Escrow deposits - leases (b)	102,880	116,131
Other deposits (c)	113,447	20,383
Total	822,132	268,047

Current	133,391	-
Noncurrent	688,741	268,047

(a)  The amount of R$33,928 refers to a guarantee for GLAI’s legal proceedings. The other amounts relate to guarantees of GLA letters of credit.

(b)  Related to deposits made to obtain letters of credit for aircraft operating leases from GLA.

(c)  Refers mainly to bank guarantees.

From the total, R$433,304 as of December 31, 2018 refers to restricted cash in foreign currency (R$22,094 as of December 31, 2017).